General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expenses [Abstract]
Salaries and other related benefits		$ 16,038,895	$ 14,008,123	$ 11,082,572
Insurance expense		952,089	1,040,793	1,047,939
Provision for employee’s end of service benefit (note 21)		844,197	762,891	431,439
Rent and related charges		587,668	808,969	670,557
License fees		583,681	419,203	84,386
Depreciation of property and equipment (note 15)		500,704	498,270	486,771
Provision for expected credit losses (note 17)		549,564	453,643
Travel expenses		206,100	216,998	248,740
Depreciation of rights-of-use assets		112,056	121,078	154,247
Utilities		109,504	116,519	92,766
Bad debts		18,897	17,327	18,151
Amortization of intangible assets (note 16)		14,709	134,285	32,793
Settlement fees	[1]			2,000,000
Employees’ share-based compensation				359,365
Other expenses		232,149	235,333	370,525
Total		$ 20,750,213	$ 18,833,432	$ 17,080,251

[1]	The amount relates to a settlement agreement incurred in 2023 with content owner, related to differing opinions of both parties in reference to distribution of content for certain customers. As of December 31, 2024 the entirety of the amount has been settled.